Product Name:                                    Aetos Capital Distressed Investment Strategies Fund, LLC
                                                                                        As of August 31, 2005

Product Description:                            The Aetos Capital Distressed Investment Strategies Fund is a SEC-registered 1940 Act Fund designed to provide U.S. and Offshore investors a consistent absolute return with moderate to aggressive objectives.  Employing a disciplined approach to manager selection and portfolio monitoring, this Fund allocates its assets among a select group of hedge funds that invest in the securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations.

Total Firm Assets1:                                $7,256MM

Total FoHF Assets:                                $2,124MM

Total Strategy Assets2 :                         $1,352MM – Separate Accounts

                                        $772MM – Funds/Portfolios

                                        $1,146MM – Portable Alpha3

Auditor:                      PricewaterhouseCoopers, LLP

Custodian:                SEI Private Trust Company, Inc.

Sub-Strategy Allocation4

Quarterly

Redemptions

60 Days

Notice Period

1 Year

Lock-Up

Monthly

Contributions

$1 Million

Minimum Investment

Yes

High Water Mark

T-bills

Hurdle Rate

10.0%

Performance Fee

1.0%  (0.75% on investments of
$25mm+)

Management Fee

Terms5

-

-

-3.59%

0.64

13.10%

10.04%

S&P 500 Index

-

-

-2.44%

0.78

4.19%

4.88%

Lehman Agg. Bond Composite Index

-

-

-

-

0.20%

1.58%

90-Day Treasury Bills

0.08

0.10

N/A

3.76

2.88%

12.41%

Aetos Capital Distressed Investments Strategies
Fund

Beta:
S&P 500

Beta:
Lehman Agg.

Largest Calendar
Qr. Drawdown

Sharpe
Ratio

Standard
Deviation

Average
Annualized
Return

Relative
Value:  31%

Restructuring Debt:
55%

Lending: 6%

Restructuring
Equity: 8%

        Assets Under Management:

                     1 Total Firm Assets =                  Aetos Absolute Return - $2,124MM

                         Aetos Fund Advisory - $332MM

                                                    Aetos Capital Asia (Opportunistic Real Estate) - $2,900MM

     AEA Investors, LLC (Private Equity) - $1,900MM

  2 Aetos Capital currently offers the following hedge fund of funds strategies to our clients:

                                           Aetos Funds: SEC-registered, strategy-specific hedge fund of funds:

                                      Aetos Capital Multi-Strategy Arbitrage Fund

                                      Aetos Capital Distressed Investment Strategies Fund

                                      Aetos Capital Long/Short Strategies Fund

                                      Aetos Capital Market Neutral Strategies Fund

                                      Aetos Capital Opportunities Fund

                                      Aetos Portfolios: Tactical allocations to the Funds managed to specific return and volatility targets:

                                      Aetos Capital Conservative Portfolio (lower volatility)

                                      Aetos Capital Balanced Portfolio (low volatility)

                                      Aetos Capital Growth Portfolio (moderate volatility)

                                      Custom Portfolios: Customized allocations to the Funds managed to client-specific return and volatility targets

                                      Separate Accounts: Direct investments made in the client's name with underlying managers

                                      Portable Alpha Mandates: Can utilize both commingled vehicles and separate accounts

                   3  These assets are also included in the count for Funds and Portfolios and the Separate Accounts where relevant for portable alpha mandates which utilize hedge fund of funds.

Aetos Capital, LLC  875 Third Avenue  New York, NY 10022  (212) 201-2509

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

Aetos Capital: Portfolios and Products

-

2.73%

2.62%

-

Annual Standard Deviation

4.41%

-

-

-

-

0.88%

1.45%

0.67%

0.21%

-0.43

-0.28%

1.37%

0.49%

2005

1.21%

1.86%

1.56%

December

1.98%

1.19%

2.04%

November

-0.30%

1.87%

0.76%

October

0.06%

2.19%

0.75%

September

-

0.69%

0.51%

August

-

0.00%

0.34%

July

2.97%

18.71%

11.25%

Year to Date

-

2.27%

1.00%

June

-

1.54%

0.26%

May

-

2.56%

0.16%

April

-

0.68%

0.30%

March

-

0.68%

0.58%

February

-

1.77%

2.52%

January

2002

2003

2004

Investment Performance6 (US$)

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

For More Information Please Contact:   Andrea Bollyky     (212) 201-2518    abollyky@aetoscapital.com

                                 David Tonkovich   (212) 201-2532    dtonkovich@aetoscapital.com

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Restructuring Debt
Restructuring Equity
Lending
Relative Value

5 Terms:

                             Standard terms associated with an investment in the Funds through the investment program described in the prospectuses

     6 Investment Performance:

          Performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, the maximum level of fees charged by Aetos to any account. The returns also reflect
Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.

          Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest
in.

          Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling
212-201-2540.  Please read the prospectus carefully before investing.

4 Historical Sector Exposures:

Aetos Capital, LLC  875 Third Avenue  New York, NY 10022  (212) 201-2509

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860